Issued Capital (Details) - Schedule of Share Issuances - Ordinary Shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number, Beginning (in Shares)	322,857,900	1,046,658,646	176,520,600
Amount, Beginning	$ 16,339,071	$ 36,744,236	$ 4,071,118
Number, Ending (in Shares)	33,023,040	322,857,900	1,046,658,646
Amount, Ending	$ 184,262	$ 16,339,071	$ 36,744,236
July 2, 2020 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			47,646,000
Issue Price (in Dollars per share)			$ 0.033
Amount			$ 1,562,055
October 23, 2020 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares to sophisticated and professional investors
Number (in Shares)			271,251,007
Issue Price (in Dollars per share)			$ 0.037
Amount			$ 10,036,287
November 24, 2020 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares to sophisticated and professional investors
Number (in Shares)			674,694,939
Issue Price (in Dollars per share)			$ 0.037
Amount			$ 24,963,713
February 11, 2021 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			53,066,700
Issue Price (in Dollars per share)			$ 0.05
Amount			$ 2,674,831
June 30,2021 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Security issuance costs
Amount			$ (2,492,650)
July 2, 2021 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		322,857,900
Issue Price (in Dollars per share)		$ 0.053
Amount		$ 17,176,040
June 30, 2022 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Security issuance costs
Amount		$ (836,969)
September 21, 2022 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	9,543,840
Issue Price (in Dollars per share)	$ 0.0135
Amount	$ 128,842
March 15, 2023 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	23,479,200
Issue Price (in Dollars per share)	$ 0.008
Amount	$ 187,834
June 30, 2023 [Member]
Issued Capital (Details) - Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Security issuance costs
Amount	$ (132,413)